Non-Current Assets - Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2023
Non-Current Assets - Property, Plant and Equipment, Net [Abstract]
Non-current assets - property, plant and equipment, net

Note 13. Non-current assets - property, plant and equipment, net

	Consolidated		Consolidated
	As of December 31,	As of December 31,	As of December 31,
	2023	2022	2023
	AUD$	AUD$	$

Computer equipment - at cost	277,045	275,582	189,498
Less: Accumulated depreciation	(251,192)	(242,159)	(171,814)
	25,853	33,423	17,684

Office furniture & equipment - at cost	131,728	131,728	90,102
Less: Accumulated depreciation	(50,013)	(41,818)	(34,209)
	81,715	89,910	55,893

Machinery & equipment - at cost	85,309	85,309	58,351
Less: Accumulated depreciation	(75,119)	(72,764)	(51,381)
	10,190	12,545	6,970

	117,758	135,878	80,547

Reconciliations

Reconciliations of the values at the beginning and end of the current and previous financial year are set out below:

	Computer	Office furniture &	Machinery &
	equipment	equipment	equipment	Total	Total
Consolidated	AUD$	AUD$	AUD$	AUD$	$

Balance at January 1, 2022	32,849	100,582	19,140	152,571
Additions	22,018	2,190	2,420	26,628
Depreciation expense	(21,444)	(12,862)	(9,015)	(43,321)

Balance at December 31, 2022	33,423	89,910	12,545	135,878
Additions	1,463	-	-	1,463	1,001
Depreciation expense	(9,033)	(8,195)	(2,355)	(19,583)	(13,395)

Balance at December 31, 2023	25,853	81,715	10,190	117,758	80,547

Accounting policy for property, plant and equipment

Plant and equipment are stated at historical cost less accumulated depreciation and impairment. Historical cost includes expenditure that is directly attributable to the acquisition of the items.

Depreciation is calculated on a straight-line basis to write off the net cost of each item of property, plant and equipment (excluding land) over their expected useful lives as follows:

Computer equipment	3 years
Machinery and equipment	6-7 years
Office furniture and equipment	10-14 years

The residual values, useful lives and depreciation methods are reviewed, and adjusted if appropriate, at each reporting date.

An item of property, plant and equipment is derecognised upon disposal or when there is no future economic benefit to the Company. Gains and losses between the carrying amount and the disposal proceeds are taken to profit or loss.